Investments in associates and joint ventures (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Investments In Associates and Joint Ventures [Abstract]
Beginning of the year		$ 36,900	$ 18,496
Share-holding (decrease) / increase in associates and joint ventures		488	(699)
Capital contribution		114	333
Share of (loss) / profit		(4,979)	(2,228)
Adjustment of previous years (IFRS 9 and 15)		(107)
Currency translation adjustment		(300)	2,657
Cash dividends	[1]	(1,213)	(577)
Sale of associates		(5,022)
Liquidation distribution	[2]		(112)
Capital reduction		(470)	(513)
Transfer to borrowings to associates	[3]		(330)
Defined benefit plans			(86)
Issuance of capital			(552)
Deconsolidation			(9,764)
Others		(74)	30
End of the year		$ 25,337	$ 36,900	$ 18,496

[1]	See Note 31.
[2]	Corresponds to a reclassification made at the time of formalizing the loan repayment terms with the associate in the Operations Center in Israel.
[3]	Includes Ps. (6,058) and Ps. (3,815) reflecting interests in companies with negative equity as of June 30, 2019 and 2018, respectively, which are disclosed in "Provisions" (see Note 20).